FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Financial Risk Management
SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2022:

	1 year	1 – 5 years	More than 5 years
Trade payables and accrued liabilities	$2,816,676	$-	$-
Customer deposits	194,758	-	-
Deferred income	63,690	-	-
Loans payable	81,512	5,059	-
Derivative liability	57,314	-	-
Lease liability	133,962	244,681	-
	$3,347,912	$249,740	$-

SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2022	December 31, 2021
Foreign exchange rate	$969,977	$150,715

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

December 31, 2022	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$135,440	$-	$192,583
Notes receivable	-	-	169,300	169,300
Derivative liability	-	-	57,314	57,314
Total	$57,143	$135,440	$226,614	$419,197

December 31, 2021	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$164,286	$126,780	$-	$291,066
Notes receivable	-	1,154,176	-	1,154,176
Derivative liability	-	-	5,560,002	5,560,002
Total	$164,286	$1,280,956	$5,560,002	$7,005,244